GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of goodwill and intangible assets [Abstract]
Schedule of Goodwill and Intangible Assets
	Goodwill US$‘000	Development costs US$‘000	Patents and licences US$‘000	Other US$‘000	Total US$‘000
Cost
At January 1, 2018	81,689	136,918	9,947	33,818	262,372
Additions	—	9,871	—	410	10,281
Disposals	—	—	—	—	—
Exchange adjustments	—	(17)	—	—	(17)

At December 31, 2018	81,689	146,772	9,947	34,228	272,636

At January 1, 2019	81,689	146,772	9,947	34,228	272,636
Additions	—	9,569	4	38	9,611
Disposals	—	—	—	—	—
Reclassification	—	—	—	—	—
Exchange adjustments	—	36	—	—	36

At December 31, 2019	81,689	156,377	9,951	34,266	282,283

Accumulated amortisation and Impairment losses
At January 1, 2018	(63,791)	(102,140)	(9,728)	(21,959)	(197,618)
Charge for the year	—	(1,564)	—	(1,261)	(2,825)
Disposals	—	—	—	—	—
Impairment losses	(1,757)	(16,773)	(86)	(596)	(19,212)
Exchange adjustments	—	(30)	—	—	(30)

At December 31, 2018	(65,548)	(120,507)	(9,814)	(23,816)	(219,685)

At January 1, 2019	(65,548)	(120,507)	(9,814)	(23,816)	(219,685)
Charge for the year	—	(1,182)	(2)	(1,184)	(2,368)
Disposals	—	—	—	—	—
Impairment losses	(3,550)	(11,904)	(3)	(1,113)	(16,570)
Exchange adjustments	—	(6)	—	—	(6)

At December 31, 2019	(69,098)	(133,599)	(9,819)	(26,113)	(238,629)

Carrying amounts
At December 31, 2019	12,591	22,778	132	8,153	43,654

At December 31, 2018	16,141	26,265	133	10,412	52,951

Schedule of Principal Development Projects
The following represents the costs incurred during each period presented for each of the principal development projects:

Product Name	2019 US$’000	2018 US$’000
HIV screening rapid test	2,587	1,657
Premier Instrument for Haemoglobin A1c testing	1,930	2,653
Autoimmune Smart Reader	1,325	746
Syphilis point-of-care test	870	454
Uni-Gold antigen improvement	691	453
G-6-PDH test	582	850
Uni-gold test	376	796
Tri-stat Point-of-Care instrument	361	727
Ultra Genesys	237	263
Column enhancement	236	292
Sjogrens tests	135	414
Other projects	239	566
Total capitalised development costs	9,569	9,871

Schedule of Impairment Loss Recorded on Discontinued Assets
The table below sets forth the impairment loss recorded for each of the CGU’s:

	December 31, 2019	December 31, 2018
	US$’000	US$’000
Trinity Biotech Manufacturing Limited	9,732	7 ,837
Immco Diagnostics Inc	6,332	-
Primus Corp	5,321	12,424
Trinity Biotech Do Brasil	1,253	2,785
Clark Laboratories Inc.	727	3,377
Mardx Diagnostics Inc.	720	-
Biopool US Inc.	210	509

Total impairment loss	24,295	26,932

Schedule of Impairment Loss for Each Class of Asset
The table below sets forth the breakdown of the impairment loss for each class of asset:

	December 31, 2019	December 31, 2018
	US$’000	US$’000
Goodwill and other intangible assets (see Note 14)	16,570	19,212
Property, plant and equipment (see Note 13)	6,349	6,112
Prepayments (see Note 18)	1,376	1,608

Total impairment loss	24,295	26,932

Schedule of Significant Goodwill
The additional disclosures required for the CGU with significant goodwill are as follows:

Fitzgerald Industries	December 31, 2019	December 31, 2018
Carrying amount of goodwill (US$’000)	12,592	12,592
Discount rate applied (real pre-tax)	20.42%	19.80%
Excess value-in-use over carrying amount (US$’000)	2,385	8,847
% EBITDA would need to decrease for an impairment to arise	12.11%	32.6%
Long-term growth rate	2.0%	2.0%

Schedule of Internal and External Factors Based on Historical Experience

Intangible Assets with Indefinite Useful lives (included in other intangibles)	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Fitzgerald Industries International CGU
Fitzgerald trade name	970	970
RDI trade name	560	560
Primus Corporation CGU
Primus trade name	500	547
Immco Diagnostic CGU
Immco Diagnostic trade name	2,938	3,393
Total	4,968	5,470